Segment Information (Information about Operating Results and Assets for Each Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net sales:
Net sales		¥ 3,951,937	¥ 4,080,015	¥ 3,401,487
Operating cost and expenses		3,608,985	3,758,410	3,185,062
Operating profit		342,952	321,605	216,425
Other income (deductions)		19,940	32,279	28,226
Income before income taxes		362,892	353,884	244,651
Total assets		4,899,465	5,198,291	5,138,529
Depreciation and amortization		251,554	261,881	250,096
Impairment losses on goodwill	[1],[2]		33,912
Capital expenditures		200,504	181,389	208,379
Office Business Unit
Net sales:
Net sales		1,804,002	1,802,542	1,743,039
Operating cost and expenses		1,586,497	1,615,521	1,583,588
Operating profit		220,804	189,261	162,408
Other income (deductions)		8,383	6,108	7,467
Income before income taxes		229,187	195,369	169,875
Total assets		923,261	946,213	947,602
Depreciation and amortization		64,964	72,346	76,500
Impairment losses on goodwill	[1],[2]		21,721
Capital expenditures		48,127	46,769	71,841
Imaging System Business Unit
Net sales:
Net sales		1,007,365	1,135,584	1,094,291
Operating cost and expenses		891,210	962,663	953,567
Operating profit		116,955	173,525	141,722
Other income (deductions)		4,299	2,388	2,691
Income before income taxes		121,254	175,913	144,413
Total assets		393,004	387,088	391,661
Depreciation and amortization		40,541	41,695	47,386
Capital expenditures		25,796	28,508	25,564
Medical System Business Unit
Net sales:
Net sales		437,305	434,985
Operating cost and expenses		408,739	414,246
Operating profit		28,839	21,941
Other income (deductions)		640	564
Income before income taxes		29,479	22,505
Total assets		247,282	238,824	204,755
Depreciation and amortization		9,365	5,212
Capital expenditures		7,454	8,963
Industry and Others Business Unit
Net sales:
Net sales		703,265	706,904	564,157
Operating cost and expenses		739,665	752,122	641,082
Operating profit		65,546	40,728	5,401
Other income (deductions)		2,061	1,339	1,658
Income before income taxes		67,607	42,067	7,059
Total assets		383,568	376,064	354,602
Depreciation and amortization		38,582	39,736	42,872
Impairment losses on goodwill	[1],[2]		12,191
Capital expenditures		24,091	16,620	29,694
Corporate and Eliminations
Net sales:
Operating cost and expenses		(17,126)	13,858	6,825
Operating profit		(89,192)	(103,850)	(93,106)
Other income (deductions)		4,557	21,880	16,410
Income before income taxes		(84,635)	(81,970)	(76,696)
Total assets		2,952,350	3,250,102	3,239,909
Depreciation and amortization		98,102	102,892	83,338
Capital expenditures		95,036	80,529	81,280
Operating Segments
Net sales:
Net sales		3,951,937	4,080,015	3,401,487
Operating Segments | Office Business Unit
Net sales:
Net sales		1,807,301	1,804,782	1,745,996
Operating Segments | Imaging System Business Unit
Net sales:
Net sales		1,008,165	1,136,188	1,095,289
Operating Segments | Medical System Business Unit
Net sales:
Net sales		437,578	436,187
Operating Segments | Industry and Others Business Unit
Net sales:
Net sales		805,211	792,850	646,483
Operating Segments | Corporate and Eliminations
Net sales:
Net sales		(106,318)	(89,992)	(86,281)
Intersegment Eliminations | Office Business Unit
Net sales:
Net sales		3,299	2,240	2,957
Intersegment Eliminations | Imaging System Business Unit
Net sales:
Net sales		800	604	998
Intersegment Eliminations | Medical System Business Unit
Net sales:
Net sales		273	1,202
Intersegment Eliminations | Industry and Others Business Unit
Net sales:
Net sales		101,946	85,946	82,326
Intersegment Eliminations | Corporate and Eliminations
Net sales:
Net sales		¥ (106,318)	¥ (89,992)	¥ (86,281)

[1]	After entering the commercial printing business through the acquisition of Océ N.V. in 2010, the market environment surrounding this business has become significantly competitive and rapid technological changes have required increasing investments into R&D. These factors resulted in lower operating margin than expected, which led to the decline in the estimated fair value of this business which was determined based on the income approach. As the result of the annual goodwill impairment test as of October 1, 2017, it was determined that the estimated fair value of commercial printing business was less than its carrying value of the reporting unit. Based on the accounting policy described in Note 1, Canon recognized an impairment charge of ¥33,912 million representing the excess of the carrying amount over the reporting unit's fair value.
[2]	Based on the realignment of Canon's internal reporting and management structure, from the beginning of the third quarter of 2018, Canon has reclassified certain businesses from Office Business Unit to Industry and Others Business Unit. The goodwill balance at the beginning of the year ended December 31, 2017 has been restated to reflect the transfer of ¥11,263 million in goodwill between the segments. Impairment loss of ¥12,191 million and translation adjustments and other of ¥928 million for the year ended December 31, 2017 related to the reclassified business were restated from Office Business Unit to Industry and Others Business Unit, accordingly.